Pension And Other Postretirement Benefits (Schedule Of Pension Plan And Postretirement Plan Asset Mix) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	$ 586.0	$ 574.8
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset	100.00%	100.00%
Fair value of asset	$ 357.8	$ 351.0	$ 344.5
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset	100.00%	100.00%
Fair value of asset	$ 228.2	$ 223.8	$ 209.7
Domestic Equities [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset	39.40%	41.10%
Fair value of asset	$ 141.0	$ 144.2
Domestic Equities [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset	44.40%	47.20%
Fair value of asset	$ 101.6	$ 105.7
International Equities [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset	17.50%	18.10%
Fair value of asset	$ 62.5	$ 63.3
International Equities [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset	18.80%	18.40%
Fair value of asset	$ 42.8	$ 41.2
Fixed Income [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset	34.40%	34.40%
Fair value of asset	$ 123.3	$ 120.9
Fixed Income [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset	33.60%	34.10%
Fair value of asset	$ 76.6	$ 76.3
Real Estate/Private Equity/Hedge Funds [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset		5.00%
Fair value of asset		$ 17.7
Real Estate/Private Equity/Hedge Funds [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset		0.00%
Fair value of asset		$ 0.0
Cash/Other [Member] | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset	8.70%	1.40%
Fair value of asset	$ 31.0	$ 4.9
Cash/Other [Member] | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Percentage of total asset	3.20%	0.30%
Fair value of asset	$ 7.2	$ 0.6